Document and Entity Information	Feb. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Apr. 29, 2020